Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)			1 Months Ended											2 Months Ended	3 Months Ended			6 Months Ended
	Jan. 31, 2017	Jul. 31, 2012	May 31, 2017	Nov. 30, 2016	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Aug. 31, 2012	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Sep. 30, 2017	Dec. 31, 2016
Debt principal amount																			$ 3,188,081
Convertible Notes Payable One [Member]
Debt principal amount		$ 1,060,000												$ 1,060,000
Debt conversion price per share		$ 4.60												$ 4.60
Debt interest rate		12.00%												12.00%
Debt maturity date description		December 2013 and January 2014												December 2013 and January 2014
Convertible Notes Payable Two [Member]
Debt principal amount													$ 50,000
Debt interest rate													8.00%
Debt maturity date description													due January 2015
Convertible Notes Payable Three [Member]
Debt principal amount													$ 55,500
Debt interest rate													10.00%
Debt maturity date description													due October 2014
Convertible Notes Payable Four [Member]
Debt principal amount												$ 46,080
Debt interest rate												10.00%
Debt maturity date description												due February 2015
Convertible Notes Payable Five [Member]
Debt principal amount												$ 27,800
Debt interest rate												10.00%
Debt maturity date description												due February 2015
Convertible Notes Payable Six [Member]
Debt principal amount											$ 50,000
Debt interest rate											10.00%
Debt maturity date description											due March 2015
Convertible Notes Payable Seven [Member]
Debt principal amount											$ 165,000
Debt interest rate											10.00%
Debt maturity date description											due April 2015
Convertible Notes Payable Eight [Member]
Debt principal amount										$ 32,000
Debt interest rate										10.00%
Debt maturity date description										due April 2015
Convertible Notes Payable Nine [Member]
Debt principal amount										$ 46,080
Debt interest rate										10.00%
Debt maturity date description										due April 2015
Convertible Notes Payable Ten [Member]
Debt principal amount									$ 55,000
Debt interest rate									12.00%
Debt maturity date description									due May 2015
Convertible Notes Payable Eleven [Member]
Debt principal amount								$ 28,800
Debt interest rate								10.00%
Debt maturity date description								due June 2015
Convertible Notes Payable Twelve [Member]
Debt principal amount								$ 40,000
Debt interest rate								10.00%
Debt maturity date description								due June 2015
Convertible Notes Payable Thirteen [Member]
Debt principal amount								$ 40,000
Debt interest rate								10.00%
Debt maturity date description								due June 2015
Convertible Notes Payable Fourteen [Member]
Debt principal amount								$ 56,092
Debt interest rate								16.00%
Debt maturity date description								due July 2015
Convertible Notes Payable Fifteen [Member]
Debt principal amount							$ 37,500
Debt interest rate							12.00%
Debt maturity date description							due July 2015
Convertible Notes Payable Sixteen [Member]
Debt principal amount						$ 36,750
Debt interest rate						10.00%
Debt maturity date description						due April 2015
Convertible Notes Payable Seventeen [Member]
Debt principal amount						$ 33,500
Debt interest rate						4.00%
Debt maturity date description						due February 2015
Convertible Notes Payable Eighteen [Member]
Debt principal amount					$ 37,500
Debt interest rate					12.00%
Debt maturity date description					due September 2015
Convertible Notes Payable Nineteen [Member]
Debt principal amount																		$ 605,000
Debt conversion price per share																		$ 1
Debt maturity date description																		due September 30, 2015
Convertible Notes Payable Nineteen [Member] | Minimum [Member]
Debt interest rate																		8.00%
Convertible Notes Payable Nineteen [Member] | Maximum [Member]
Debt interest rate																		10.00%
Convertible Notes Payable Twenty [Member]
Debt principal amount																	$ 613,000
Debt conversion price per share																	$ 1
Debt interest rate																	8.00%
Debt maturity date description																	due June 30, 2016
Debt discount																	$ 0		0	$ 560,913
Convertible Notes Payable Twenty One [Member]
Debt principal amount																$ 345,000
Debt conversion price per share																$ 1
Debt interest rate																8.00%
Debt maturity date description																due June 30, 2016
Convertible Notes Payable Twenty Two [Member]
Debt principal amount				$ 979,162
Debt interest rate				10.00%
Debt maturity date description				due May 2017
Debt discount																	$ 0		0	540,720
Convertible Notes Payable Twenty Three [Member]
Debt principal amount	$ 335,838														$ 335,838
Debt interest rate	10.00%														10.00%
Debt maturity date description	May 2017														May 2017
Debt discount																			0	0
Convertible Notes Payable Twenty Four [Member]
Debt principal amount			$ 2,378,155
Debt conversion price per share			$ 0.20
Debt interest rate			7.50%
Debt maturity date description			May 2018
Debt discount																			933,417	0
Convertible Notes Payable Twenty Five [Member]
Debt principal amount			$ 648,039
Debt conversion price per share			$ 0.12
Debt interest rate			7.50%
Debt maturity date description			May 2018
Debt discount																			252,412	0
Convertible Notes Payable Twenty Six [Member]
Debt principal amount			$ 110,312
Debt conversion price per share			$ 0.13
Debt interest rate			7.50%
Debt maturity date description			May 2018
Debt discount																			$ 42,976	$ 0